Benefit Plans 1 (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Pension Benefits [Member]
Information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets
Projected benefit obligations	$ 47,151	$ 53,490
Accumulated benefit obligations	47,151	43,528
Fair value of plan assets	$ 6,439	$ 6,056